Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2017
Property, Plant and Equipment [Abstract]
Premises and Equipment
The following table provides a summary of premises and equipment by asset type.

		September 30, 2017	September 30, 2016
	Estimated Useful Life	(In thousands)
Land	—	$102,381	$109,414
Buildings	25 - 40	149,805	143,841
Leasehold improvements	7 - 15	18,587	18,365
Furniture, software and equipment	2 - 10	119,518	115,199
		390,291	386,819
Less accumulated depreciation and amortization		(126,597)	(104,868)
		$263,694	$281,951